SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Inventory, Current

	Jun 30, 2021	Dec 31, 2020
Raw materials	$1,286,151	$1,323,655
Work-in-progress	399,738	428,753
Finished goods	1,140,543	1,065,458
Reduction to LIFO cost	(1,218,604)	(1,172,891)
Total Inventories	$1,607,828	$1,644,975

	Dec 31, 2020	Dec 31, 2019
Raw materials	$1,323,655	$1,667,154
Work-in-progress	428,753	419,906
Finished goods	1,065,458	1,449,854
Reduction to LIFO cost	(1,172,891)	(1,356,378)

Total Inventories	$1,644,975	$2,180,536

Property, Plant and Equipment

Years
Buildings	15 – 40
Machinery and equipment	5 – 10
Office equipment	3 – 10
Vehicles	3

Schedule of Weighted Average Number of Shares

	Three Months Ended
	Jun 30, 2021	Jun 30, 2020
Weighted average common shares outstanding	1,977,959	1,976,354
Dilutive effect of stock options and restricted stock units	—	—
Weighted average common and common equivalent shares outstanding	1,977,959	1,976,354

	Six Months Ended
	Jun 30, 2021	Jun 30, 2020
Weighted average common shares outstanding	1,977,368	1,976,354
Dilutive effect of stock options and restricted stock units	—	—
Weighted average common and common equivalent shares outstanding	1,977,368	1,976,354

	Dec 31, 2020	Dec 31, 2019
Weighted average common shares outstanding	1,976,354	1,980,253
Dilutive effect of stock options and restricted stock units	—	—
Weighted average common and common equivalent shares outstanding	1,976,354	1,980,253